VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Payment Obligations Under the Bareboat Charter (Details) - Variable Interest Entity, Primary Beneficiary - Golar Eskimo - Eskimo SPV Agreement
$ in Thousands
Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
2021	$ 19,724
2022	19,230
2023	18,893
2024	18,685
2025	$ 15,358